Goodwill and Other Intangible Assets - Additional Information (Detail) $ in Thousands			12 Months Ended
	Mar. 31, 2014 Reporting_Unit	Apr. 03, 2013 Reporting_Unit	Dec. 31, 2015 USD ($) Reporting_Unit	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2015 USD ($)
Finite-Lived Intangible Assets [Line Items]
Number of reporting units at Arnold Subsidiary | Reporting_Unit	3	3	3
Reporting units requiring further quantitative testing | Reporting_Unit	2
Trade names, not subject to amortization			$ 72,328	$ 60,491		$ 147,600
Goodwill, net			390,655	336,872	$ 224,303
Carrying value of trade names			132,746
Goodwill deductible for income tax			75,400
Amortization expense			28,761	$ 23,063	$ 19,350
Tridien
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment expense			$ 0
FlexMag | Arnold Magnetics
Finite-Lived Intangible Assets [Line Items]
Weighted average cost of capital, percent	12.50%
Precision Thin Metals | Arnold Magnetics
Finite-Lived Intangible Assets [Line Items]
Weighted average cost of capital, percent	14.50%